Equity - Schedule of Warrants Issued and Outstanding (Details) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Warrants Issued and Outstanding [Abstract]
Number of Underlying Shares, Issued (in Shares)		2,000,000
Weighted- Average Exercise Price Per Share, Issued		$ 0.7
Weighted- Average Contractual Life Remaining in Years, Issued		4 years 2 months 19 days
Aggregate Intrinsic Value, Issued (in Dollars)		$ 190,000
Number of Underlying Shares, Exercised (in Shares)		(1,500,000)
Weighted- Average Exercise Price Per Share, Exercised
Weighted- Average Contractual Life Remaining in Years, Exercised
Aggregate Intrinsic Value, Exercised (in Dollars)
Number of Underlying Shares, Outstanding ending (in Shares)	1,529,167	2,029,167
Weighted- Average Exercise Price Per Share, Outstanding ending	$ 0.4	$ 0.7 [1]
Weighted- Average Contractual Life Remaining in Years, Outstanding ending	3 years 1 month 24 days	4 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding ending (in Dollars)	$ 5,542	$ 195,542

[1]	On January 5, 2025, the Company and Lind entered into a third letter agreement (the “December Letter Agreement”), pursuant to which Lind agreed to exercise for cash, 1,029,167 of the Existing Warrants to purchase shares of Common Stock, with a current exercise price of $0.75 per share, at a reduced exercise price of $0.40 per share. The weighted average exercise price per share as of December 31, 2024 was adjusted to the reduction accordingly.